Sterling Capital Enhanced Core Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 0.2%
ASSET MANAGEMENT — 0.2%
37,100 Apollo Global Management, Inc., 1.73% $ 943,453
TOTAL PREFERRED STOCKS (Cost $966,538) 943,453
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
ASSET BACKED SECURITIES — 30.5%
AUTO LOAN — 1.0%
617,000
Avis Budget Rental Car Funding AESOP,
LLC  Series 1A A
(a)
5.3600 06/20/30 631,453
250,000
Avis Budget Rental Car Funding AESOP,
LLC  Series 3A A
(a)
5.2300 12/20/30 254,582
155,000
Enterprise Fleet Financing 2024-3,
LLC  Series 3 A4
(a)
5.0600 03/20/31 157,377
1,335,000
Hertz Vehicle Financing III, LLC  Series
2A A
(a)
5.4800 01/27/31 1,363,381
2,563,101 M&T Bank RV Trust 2026-1  Series 1A A
(a)
4.3500 01/15/46 2,540,593
60,203
Onemain Direct Auto Receivables Trust
2022-1  Series 1A A1
(a)
4.6500 03/14/29 60,215
5,007,601
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
4,016,000 Ares XLIV CLO Ltd.  Series 44A A1RR
(a)(b)
TSFR3M +
1.130BPS
4.8020 04/15/34 4,017,253
2,275,056
Carlyle US CLO 2017-3 Ltd.  Series 3A
A1R2 3A
(a)(b)
TSFR3M +
1.400BPS
5.0700 10/21/37 2,276,000
2,673,000 Dryden 53 CLO Ltd.  Series 53A BR
(a)(b)
TSFR3M +
1.300BPS
4.9720 01/15/31 2,669,990
4,182,000 LCM 33 Ltd.  Series 33A AR
(a)(b)
TSFR3M +
1.180BPS
4.8480 07/20/34 4,181,130
3,031,000
Neuberger Berman Loan Advisers CLO 41
Ltd.  Series 41A AR
(a)(b)
TSFR3M +
1.050BPS
4.7220 04/15/34 3,028,524
16,172,897
COLLATERALIZED MORTGAGE OBLIGATIONS
— 22.8%
2,656,000
Avis Budget Rental Car Funding AESOP,
LLC  Series 4A A
(a)
4.7700 02/20/29 2,672,938
105,000 BANK 2020-BNK29  Series BN29 A4 1.9970 11/15/53 92,500
200,000 BANK 2023-BNK46  Series BNK46 A4 5.7450 08/15/56 208,337
1,390,000 BANK5 2023-5YR1  Series 5YR1 A3 6.2600 04/15/56 1,427,633
500,000 BANK5 2023-5YR2  Series 5YR2 A3 6.6560 07/15/56 519,264
4,311,000 BANK5 2023-5YR3  Series 5YR3 AS 7.3150 09/15/56 4,563,827
3,462,454 BANK5 2023-5YR4  Series 5YR4 A3 6.5000 12/15/56 3,597,710
494,000 BANK5 2023-5YR4  Series 5YR4 AS 7.2740 12/15/56 520,486
676,000 BANK5 2023-5YR4  Series 5YR4 B 7.6050 12/15/56 714,907
1,189,928 BANK5 2024-5YR5  Series 5YR5 A3 5.7020 02/15/29 1,220,706
987,000 BANK5 2024-5YR5  Series 5YR5 AS 6.2680 02/15/29 1,018,598

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
864,000 BANK5 2024-5YR9  Series 5YR9 AS 6.1820 08/15/57 $ 893,460
3,804,000 BANK5 2025-5YR18  Series 5YR18 A3 5.1450 12/15/58 3,869,940
2,831,000 BANK5 2025-5YR19  Series 5YR19 A3 5.2700 12/15/30 2,893,935
1,082,000 BANK5 2026-5YR21  Series 5YR21 A3 5.5250 04/15/59 1,116,200
2,500,000 BANK5 Trust 2024-5YR6  Series 5YR6 A3 6.2250 05/15/57 2,602,070
2,915,000 BANK5 Trust 2024-5YR6  Series 5YR6 AS 6.7900 05/15/57 3,055,539
2,467,000
BBCMS Mortgage Trust 2024-5C25  Series
5C25 A3
5.9460 03/15/57 2,549,600
667,000
BBCMS Mortgage Trust 2024-5C25  Series
5C25 AS
6.3580 03/15/57 692,174
2,190,000
BBCMS Mortgage Trust 2025-5C36  Series
5C36 A3
5.5170 08/15/58 2,257,930
243,000
Benchmark 2018-B1 Mortgage Trust  Series
B1 AM
3.8780 01/15/51 235,736
325,000
Benchmark 2018-B2 Mortgage Trust  Series
B2 AS
4.0840 02/15/51 313,163
1,141,000
Benchmark 2023-V2 Mortgage Trust  Series
V2 A3
5.8120 05/15/55 1,165,961
285,000
Benchmark 2023-V2 Mortgage Trust  Series
V2 AS
6.5370 05/15/55 293,400
3,522,000
Benchmark 2023-V3 Mortgage Trust  Series
V3 A3
6.3630 07/15/56 3,644,509
2,949,000
Benchmark 2024-V5 Mortgage Trust  Series
V5 A3
5.8050 01/10/57 3,033,237
225,000
Benchmark 2024-V6 Mortgage Trust  Series
V6 A3
5.9260 03/15/57 232,338
2,232,000
Benchmark 2024-V6 Mortgage Trust  Series
V6 AS
6.3840 03/15/57 2,310,055
1,013,000
Benchmark 2024-V7 Mortgage Trust  Series
V7 A3
6.2280 05/15/56 1,056,270
653,000
Benchmark 2024-V7 Mortgage Trust  Series
V7 AS
6.5330 05/15/56 680,264
5,500,000
Benchmark 2024-V9 Mortgage Trust  Series
V9 A3
5.6020 08/15/57 5,645,933
916,000
Benchmark 2024-V9 Mortgage Trust  Series
V9 AS
6.0640 08/15/57 943,718
1,163,000
Benchmark 2025-V16 Mortgage
Trust  Series V16 A3
5.4390 08/15/57 1,194,780
1,579,000
Benchmark 2025-V19 Mortgage
Trust  Series V19 A3
5.2490 01/15/58 1,611,933
3,510,000
BMO 2023-5C1 Mortgage Trust  Series
5C1 A3
6.5340 08/15/56 3,633,555
180,000
BMO 2023-5C1 Mortgage Trust  Series
5C1 AS
7.1170 08/15/56 188,095
2,880,000
BMO 2025-5C12 Mortgage Trust  Series
5C12 A3
5.1800 10/15/58 2,926,535

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
1,878,000
BMO 2025-5C13 Mortgage Trust  Series
5C13 A3
5.2270 12/15/58 $ 1,912,384
1,065,000
BX 2021-LBA3 Mortgage Trust  Series PAC
A
(a)(b)
TSFR1M +
0.804BPS
4.5540 10/15/36 1,062,721
188,508 BX Trust 2021-RISE  Series RISE C
(a)(b)
TSFR1M +
1.564BPS
5.2370 11/15/36 188,507
285,000
CD 2016-CD2 Mortgage Trust  Series CD2
A4
3.5260 11/10/49 280,067
1,606,000
CD 2017-CD3 Mortgage Trust  Series CD3
A4
3.6310 02/10/50 1,572,022
377,000
CFCRE Commercial Mortgage Trust 2016-
C7  Series C7 A3
3.8380 12/10/26 374,791
2,000,000
Citigroup Commercial Mortgage Trust 2018-
B2  Series B2 A4
4.0090 03/10/51 1,980,086
1,300,000
COMM 2017-COR2 Mortgage Trust  Series
COR2 A3
3.5100 09/10/50 1,284,071
308,000
DBJPM 20-C9 Mortgage Trust  Series C9
A5
1.9260 08/15/53 275,589
8,590,950 Freddie Mac REMICS  Series 5243 B 3.5000 05/15/40 8,284,573
270,000
GS Mortgage Securities Trust 2016-
GS4  Series GS4 A4
3.4420 11/10/49 268,695
535,000
GS Mortgage Securities Trust 2020-
GSA2  Series GSA2 A5
2.0120 12/12/53 469,984
3,655,000
Hertz Vehicle Financing III, LLC  Series
2A A
(a)
5.5700 09/25/29 3,738,210
224,000
JP Morgan Chase Commercial Mortgage
Securities  Series JP4 A4
3.6480 12/15/49 222,275
598,000
JPMCC Commercial Mortgage Securities
Trust  Series JP5 A5
3.7230 03/15/50 594,586
900,000
Morgan Stanley Bank of America Merrill
Lynch Trust  Series 5C2 A3
5.1070 11/15/30 912,735
97,104
Morgan Stanley Bank of America Merrill
Lynch Trust  Series C29 A4
3.3250 05/15/49 96,246
300,000
Morgan Stanley Capital I 2017-HR2  Series
HR2 A4
3.5870 12/15/50 295,306
1,622,000
Morgan Stanley Capital I Trust 2016-
BNK2  Series BNK2 A4
3.0490 11/15/49 1,597,750
1,483,000
Morgan Stanley Capital I Trust 2018-
H3  Series H3 A5
4.1770 07/15/51 1,472,586
4,500,000
OneMain Direct Auto Receivables Trust
2025-1  Series 1A A
(a)
5.3600 04/16/35 4,607,030
3,556,903
Progress Residential 2025-SFR1
Trust  Series SFR1 A
(a)
3.4000 02/17/42 3,388,290
2,964,110
SMB Private Education Loan Trust 2024-
A  Series A A1A
(a)
5.2400 03/15/56 2,993,412

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
1,202,000
VDCM Commercial Mortgage Trust 2025-
AZ  Series AZ C
(a)(b)
5.4490 07/13/44 $ 1,210,260
452,000
Wells Fargo Commercial Mortgage Trust
2017-C40  Series C40 A4
3.5810 10/15/50 445,730
243,000
Wells Fargo Commercial Mortgage Trust
2017-C40  Series C40 AS
3.8540 10/15/50 236,767
130,000
Wells Fargo Commercial Mortgage Trust
2020-C58  Series C58 A4
2.0920 07/15/53 116,113
2,393,000
Wells Fargo Commercial Mortgage Trust
2025-5C5  Series 5C5 A3
5.5900 07/15/58 2,470,160
2,597,000
Wells Fargo Commercial Mortgage Trust
2025-5C6  Series 5C6 A3
5.1860 10/15/58 2,640,437
4,419,000
Wells Fargo Commercial Mortgage Trust
2025-5C7  Series 5C7 A3
(a)
5.2030 12/15/58 4,493,624
115,082,243
OTHER ASSET BACKED SECURITIES — 2.9%
4,463,000
Barings Equipment Finance, LLC 2025-
A  Series A A3
(a)
4.8200 08/13/32 4,531,911
424,383 MVW 2024-2, LLC  Series 2A A
(a)
4.4300 03/20/42 422,752
1,950,000
OneMain Financial Issuance Trust 2023-
1  Series 1A A
(a)
5.5000 06/14/38 1,992,314
1,417,000 QTS Issuer A.B.S II, LLC  Series 3A A2
(a)
6.1560 01/05/56 1,418,690
2,837,000
Stack Infrastructure Issuer, LLC  Series 1A
A2
(a)
5.0000 05/25/50 2,799,262
859,000
Vantage Data Centers Issuer, LLC  Series
2A A2
(a)
5.2390 11/15/55 847,479
2,931,000 Vantage Data Centers, LLC  Series 1A A2
(a)
5.1320 08/15/55 2,872,605
14,885,013
STUDENT LOANS — 0.6%
1,064,095
SMB Private Education Loan Trust 2024-
E  Series E A1A
(a)
5.0900 10/16/56 1,073,018
1,828,000
SMB Private Education Loan Trust 2026-
A  Series A A1A
(a)
4.6800 05/16/39 1,807,075
2,880,093
TOTAL ASSET BACKED SECURITIES
(Cost $154,499,371) 154,027,847
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
CLO — 0.7%
3,350,000 Barings Clo Ltd. 2021-III  Series 3A AR
(c)
TSFR3M +
1.130%
4.7980 01/18/35 3,348,412
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $3,355,759) 3,348,412

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— 0.9%
230,645 Fannie Mae REMICS  Series 66 QZ 4.0000 10/25/44 $ 220,674
50,020 Fannie Mae REMICS 3.0000 01/25/45 47,148
199,199 Freddie Mac REMICS  Series 3197 DZ 5.0000 08/15/36 201,500
1,400,000 Freddie Mac REMICS  Series 4112 PB 4.0000 09/15/42 1,340,322
61,602 Freddie Mac REMICS  Series 4427 KA 2.2500 07/15/44 58,218
766,702 Freddie Mac REMICS  Series 5300 AB 5.5000 01/25/49 774,420
233,007
FRESB 2018-SB52 Mortgage Trust  Series
SB52 A10F
3.4480 06/25/28 229,998
792,639
Government National Mortgage
Association  Series 90 AB
3.0000 07/20/49 709,912
1,038,335
Government National Mortgage
Association  Series 154 GA
6.0000 04/20/50 1,064,363
4,646,555
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,698,884) 4,646,555
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
CORPORATE BONDS — 32.7%
AEROSPACE & DEFENSE — 0.9%
895,000 BAE Systems plc
(a)
5.1250 03/26/29 913,525
644,000 Boeing Company (The) 6.2980 05/01/29 676,276
1,073,000 Boeing Company (The) 5.7050 05/01/40 1,075,191
1,287,000 Honeywell Aerospace, Inc.
(a)
5.8520 03/16/66 1,277,587
489,000 Howmet Aerospace, Inc. 4.5500 11/15/32 482,862
4,425,441
ASSET MANAGEMENT — 1.7%
909,000 Apollo Debt Solutions BDC 6.9000 04/13/29 930,490
665,000 Ares Capital Corporation 5.2500 04/12/31 643,226
604,000 Ares Finance Co. III LLC
(a)(b)
H15T5Y +
3.237BPS
4.1250 06/30/51 595,125
445,000 Ares Management Corporation 6.3750 11/10/28 462,724
1,045,000 BlackRock, Inc. 1.9000 01/28/31 931,539
1,377,000 Blackstone Secured Lending Fund 5.1250 01/31/31 1,319,687
466,000 Blue Owl Capital Corporation 5.9500 03/15/29 460,571
1,297,000 Fortitude Group Holdings, LLC
(a)
6.2500 04/01/30 1,321,526
675,000 Goldman Sachs Private Credit Corporation
(a)
5.8750 01/31/31 655,374
1,219,000 Golub Capital Private Credit Fund
(a)
5.6000 04/15/31 1,163,908
160,000 KKR Group Finance Company III, LLC
(a)
5.1250 06/01/44 141,381
8,625,551
AUTOMOTIVE — 0.1%
305,000 Hyundai Capital America
(a)
5.4000 06/23/32 310,567
BANKING — 4.8%

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
1,953,000 Bank of America Corporation
(b)
SOFRRATE +
2.160BPS
5.0150 07/22/33 $ 1,965,193
853,000 Bank of America Corporation
(b)
SOFRRATE +
1.910BPS
5.2880 04/25/34 863,691
1,136,000 Bank of America Corporation
(b)
SOFRRATE +
1.697BPS
5.7440 02/12/36 1,156,030
842,000 Barclays plc
(b)
TSFR3M +
3.054BPS
5.0880 06/20/30 845,034
1,270,000 Citigroup, Inc.
(b)
SOFRRATE +
1.422BPS
2.9760 11/05/30 1,199,810
1,165,000 Citigroup, Inc.
(b)
H15T5Y +
3.001BPS
6.6250 05/15/74 1,166,666
529,000 Citizens Financial Group, Inc.
(b)
SOFRRATE +
2.010BPS
5.8410 01/23/30 544,866
924,000 Fifth Third Bancorp
(b)
SOFRRATE +
1.660BPS
4.3370 04/25/33 891,859
1,306,000 Fifth Third Bancorp
(b)
SOFRRATE +
1.240BPS
5.1410 01/29/37 1,272,761
629,000 Huntington Bancshares, Inc.
(b)
SOFRRATE +
2.020BPS
6.2080 08/21/29 652,609
247,000 Huntington Bancshares, Inc.
(b)
SOFRINDX +
1.870BPS
5.7090 02/02/35 252,122
722,000 JPMorgan Chase & Co
(b)
SOFRRATE +
1.635BPS
5.5760 07/23/36 731,438
1,790,000 JPMorgan Chase & Company
(b)
SOFRRATE +
1.310BPS
5.0120 01/23/30 1,815,297
1,220,000 JPMorgan Chase & Company
(b)
SOFRRATE +
2.080BPS
4.9120 07/25/33 1,221,272
1,410,000 Macquarie Group Ltd.
(a)(b)
SOFRRATE +
1.440BPS
2.6910 06/23/32 1,266,562
597,000 Mitsubishi UFJ Financial Group, Inc.
(b)
H15T1Y +
0.970BPS
2.4940 10/13/32 528,154
722,000 Regions Financial Corporation
(b)
SOFRRATE +
2.060BPS
5.5020 09/06/35 723,283
873,000 Sumitomo Mitsui Financial Group, Inc. 2.1300 07/08/30 785,381
430,000 Sumitomo Mitsui Financial Group, Inc. 5.3340 03/03/41 417,200
1,002,000 Toronto-Dominion Bank (The)
(b)
USSW5 +
2.205BPS
3.6250 09/15/31 996,316
563,000 US Bancorp
(b)
SOFRRATE +
1.600BPS
4.8390 02/01/34 556,693
1,136,000 Wells Fargo & Co.
(b)
SOFRRATE +
210.000BPS
4.8970 07/25/33 1,130,671
1,490,000 Wells Fargo & Company
(b)
TSFR3M +
1.432BPS
2.8790 10/30/30 1,406,019
975,000 Wells Fargo & Company
(b)
SOFRRATE +
2.530BPS
3.0680 04/30/41 732,461

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
1,104,000 Westpac Banking Corporation
(b)
USISOA05 +
2.236BPS
4.3220 11/23/31 $ 1,101,517
24,222,905
BEVERAGES — 0.2%
925,000 Bacardi Ltd. / Bacardi-Martini BV
(a)
5.4000 06/15/33 916,712
BIOTECH & PHARMA — 1.5%
1,193,000 Amgen, Inc. 5.2500 03/02/30 1,225,301
1,250,000 BioMarin Pharmaceutical, Inc.
(a)
5.5000 02/15/34 1,231,577
765,000 CSL Finance plc
(a)
4.2500 04/27/32 740,536
719,000 Eli Lilly & Company  Series X2 A 4.9000 02/12/32 735,225
712,000 Eli Lilly & Company 5.5500 10/15/55 703,346
1,860,000
Organon & Company / Organon Foreign
Debt Co-Issuer
(a)
5.1250 04/30/31 1,517,731
1,128,000 Zoetis, Inc. 5.0000 08/17/35 1,119,262
7,272,978
CABLE & SATELLITE — 0.4%
1,528,000
CCO Holdings, LLC / CCO Holdings
Capital
(a)
4.2500 01/15/34 1,308,615
527,000
Charter Communications Operating, LLC /
Charter
6.1000 06/01/29 546,003
1,854,618
COMMERCIAL SUPPORT SERVICES — 0.2%
791,000 ADT Security Corporation (The)
(a)
5.8750 10/15/33 766,874
500,000 GFL Environmental Holdings US, Inc.
(a)
5.5000 02/01/34 491,023
1,257,897
COMMUNICATIONS — 0.2%
950,000 WULF Compute, LLC
(a)
7.7500 10/15/30 1,004,449
CONSTRUCTION MATERIALS — 0.2%
942,000 CRH America Finance, Inc. 5.0000 02/09/36 925,212
88,000 Quikrete Holdings, Inc.
(a)
6.3750 03/01/32 89,298
1,014,510
E-COMMERCE DISCRETIONARY — 0.2%
1,038,000 Amazon.com, Inc. 2.8750 05/12/41 765,410
294,000 Amazon.com, Inc. 5.8000 03/13/56 293,971
1,059,381
ELECTRIC UTILITIES — 2.5%
1,336,000 Alpha Generation, LLC
(a)
6.2500 01/15/34 1,313,373
730,000 CenterPoint Energy Houston Electric, LLC 5.1500 03/01/34 739,216
815,000 CMS Energy Corporation 4.7000 03/31/43 691,804
949,000 DTE Electric Company 5.2500 05/15/35 962,907
1,036,000 Duke Energy Florida, LLC 6.2000 11/15/53 1,085,590
1,291,000 Duke Energy Progress, LLC 3.6000 09/15/47 944,092
1,203,000 Entergy Louisiana, LLC 5.7000 03/15/54 1,173,279

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
1,494,000 FirstEnergy Transmission, LLC 4.7500 01/15/33 $ 1,472,791
224,000 Indiana Michigan Power Company 4.5500 03/15/46 189,792
371,000 Nevada Power Company
(b)
H15T5Y +
1.936BPS
6.2500 05/15/55 371,146
945,000 NextEra Energy Capital Holdings Inc 2.4400 01/15/32 833,232
906,000 NRG Energy, Inc.
(a)
5.4070 10/15/35 889,275
720,000 Public Service Company of Colorado 5.3500 05/15/34 733,658
946,000 Sempra 3.8000 02/01/38 798,932
312,000 Virginia Electric and Power Company 4.9500 03/15/36 304,270
12,503,357
ELECTRICAL EQUIPMENT — 0.5%
1,499,000 Amphenol Corporation 4.6250 02/15/36 1,450,197
1,280,000 Vertiv Holdings Company 4.8500 03/15/36 1,245,168
2,695,365
FOOD — 0.4%
927,000
JBS N.V./JBS USA Foods Group Holdings,
Inc./JBS
5.5000 01/15/36 928,006
1,369,000 Kraft Heinz Foods Company 5.0000 06/04/42 1,204,867
2,132,873
GAS & WATER UTILITIES — 0.2%
953,000 KeySpan Gas East Corporation
(a)
5.9940 03/06/33 995,877
HEALTH CARE FACILITIES & SERVICES — 0.4%
769,000 CVS Health Corporation 6.0500 06/01/54 746,749
728,000 HCA, Inc. 5.5000 06/01/33 742,821
667,000 IQVIA, Inc. 6.2500 02/01/29 693,621
2,183,191
HOME CONSTRUCTION — 0.7%
478,000 DR Horton, Inc. 4.8500 10/15/30 482,113
484,000 Meritage Homes Corporation
(a)
3.8750 04/15/29 471,201
697,000 Meritage Homes Corporation 5.6500 03/15/35 696,591
1,206,000 New Home Company, Inc. (The)
(a)
9.2500 10/01/29 1,219,746
508,000 New Home Company, Inc. (The)
(a)
8.5000 11/01/30 497,368
3,367,019
INSTITUTIONAL FINANCIAL SERVICES — 1.2%
858,000
Bank of New York Mellon Corporation
(The)
(b)
H15T5Y +
2.034BPS
5.6250 06/20/74 840,857
618,000 Jane Street Group / JSG Finance, Inc.
(a)
7.1250 04/30/31 635,654
443,000 Jane Street Group / JSG Finance, Inc.
(a)
6.7500 05/01/33 449,768
867,000 Jefferies Financial Group, Inc. 5.5000 02/15/36 832,652
1,594,000 Morgan Stanley
(b)
SOFRRATE +
1.200BPS
2.5110 10/20/32 1,407,970
1,724,000 Morgan Stanley
(b)
SOFRRATE +
1.870BPS
5.2500 04/21/34 1,729,998

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
429,000 Morgan Stanley
(b)
H15T5Y +
1.170BPS
5.3140 01/18/41 $ 414,332
6,311,231
INSURANCE — 2.0%
748,000 American National Group, Inc. 6.0000 07/15/35 729,751
1,456,000 Athene Holding Ltd. 5.8750 01/15/34 1,451,050
682,000 Athene Holding Ltd.
(b)
H15T5Y +
2.607BPS
6.6250 10/15/54 630,309
460,000 Constellation Insurance, Inc.
(a)
6.8000 01/24/30 460,904
531,000 Enstar Group Ltd. 3.1000 09/01/31 468,869
691,000 GA Global Funding Trust
(a)
5.5000 01/08/29 699,679
1,004,000 Global Atlantic Fin Company
(a)
6.7500 03/15/54 936,190
638,000 Lincoln National Corporation 5.3500 11/15/35 622,280
1,055,000 Panther Escrow Issuer, LLC
(a)
7.1250 06/01/31 1,059,077
734,000 RGA Global Funding
(a)
5.0000 08/25/32 726,451
916,000 SBL Holdings, Inc.
(a)
7.2000 10/30/34 801,924
788,000 SBL Holdings, Inc.
(a)(b)
H15T5Y +
5.620BPS
6.5000 11/13/74 653,659
574,000 Transatlantic Holdings, Inc. 8.0000 11/30/39 695,076
9,935,219
INTERNET MEDIA & SERVICES — 0.6%
1,936,000 Beignet Investor, LLC
(a)
6.5810 05/30/49 1,992,010
764,000 Meta Platforms, Inc. 4.6000 11/15/32 756,763
528,000 Meta Platforms, Inc. 5.4000 08/15/54 478,614
3,227,387
LEISURE FACILITIES & SERVICES — 0.5%
1,231,000 Carnival Corporation
(a)
5.7500 08/01/32 1,232,138
722,000 NCL Corporation Ltd.
(a)
6.7500 02/01/32 717,049
778,000 Royal Caribbean Cruises Ltd. 5.2500 02/27/38 740,444
2,689,631
LEISURE PRODUCTS — 0.1%
247,000 Mattel, Inc.
(a)
3.7500 04/01/29 238,956
484,000 Mattel, Inc. 5.0000 11/17/30 481,194
720,150
MACHINERY — 0.1%
707,000 Caterpillar, Inc. 5.2000 05/15/35 724,550
MEDICAL EQUIPMENT & DEVICES — 0.3%
728,000 Baxter International, Inc. 2.5390 02/01/32 613,851
823,000 GE HealthCare Technologies, Inc. 5.8570 03/15/30 859,057
1,472,908
METALS & MINING — 0.7%
890,000 Anglo American Capital plc
(a)
6.0000 04/05/54 867,765
1,795,000 Freeport-McMoRan, Inc. 5.4500 03/15/43 1,699,671

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
966,000 Glencore Funding, LLC
(a)
5.6730 04/01/35 $ 987,253
3,554,689
OIL & GAS PRODUCERS — 2.3%
538,000 Aker BP ASA
(a)
3.7500 01/15/30 517,128
737,000 APA Corporation 6.7500 02/15/55 739,304
270,000 Cheniere Energy, Inc.
(a)
5.2000 07/30/36 267,347
487,000 Diamondback Energy, Inc. 5.4000 04/18/34 494,570
762,000 DT Midstream, Inc.
(a)
5.8000 12/15/34 782,859
737,000 Energy Transfer, L.P. 5.3500 01/15/36 732,157
858,000
Genesis Energy, L.P. / Genesis Energy
Finance
6.7500 03/15/34 854,534
308,000 Hess Midstream Operations, L.P.
(a)
5.8750 03/01/28 310,158
843,000 MPLX, L.P. 4.5000 04/15/38 757,919
741,000 Ovintiv, Inc. 6.2500 07/15/33 782,276
623,000 Permian Resources Operating LLC
(a)
5.8750 07/01/29 624,078
685,000 Pioneer Natural Resources Company 1.9000 08/15/30 616,887
708,000
Plains All American Pipeline, L.P. / PAA
Finance
5.6000 01/15/36 710,591
551,000 Sunoco, L.P.
(a)
5.6250 07/15/34 542,953
348,000 Sunoco, L.P. / Sunoco Finance Corporation 4.5000 05/15/29 339,581
994,000 Venture Global Plaquemines LNG, LLC
(a)
6.1250 12/15/30 1,022,802
570,000 Williams Companies, Inc. (The) 5.1500 03/15/36 561,730
1,083,000 Woodside Finance Ltd. 6.0000 05/19/35 1,129,122
11,785,996
OIL & GAS SERVICES & EQUIPMENT — 0.2%
40,000
Archrock Services, L.P. / Archrock
Partners
(a)
6.0000 02/01/34 39,632
1,053,000
Baker Hughes Holdings, LLC / Baker
Hughes
5.0000 06/15/36 1,034,246
1,073,878
REAL ESTATE INVESTMENT TRUSTS — 1.5%
194,000 American Tower Trust #1  Series 2018-1 A
(a)
3.6520 03/23/28 190,993
879,000 Extra Space Storage, L.P. 4.9500 01/15/33 869,240
328,000 Global Net Lease, Inc.
(a)
4.5000 09/30/28 318,005
655,000 Global Net Lease, Inc. / Global Net Lease
(a)
3.7500 12/15/27 635,135
999,000 Invitation Homes Operating Partnership, L.P. 4.1500 04/15/32 938,456
831,000 Iron Mountain, Inc.
(a)
4.5000 02/15/31 780,760
725,000 LXP Industrial Trust 2.7000 09/15/30 661,752
802,000 Phillips Edison Grocery Center Operating 4.9500 01/15/35 778,379
694,000 Prologis Targeted US Logistics Fund, L.P.
(a)
5.5000 04/01/34 705,462
939,000 Store Capital, LLC 2.7500 11/18/30 845,855
755,000 Tanger Properties, L.P. 2.7500 09/01/31 674,575
7,398,612
RETAIL - CONSUMER STAPLES — 0.3%

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
45,000
Albertsons Companies, Inc. / Safeway, Inc.
/ New
(a)
6.2500 03/15/33 $ 45,338
1,257,000 Kroger Company (The) 5.0000 09/15/34 1,241,538
1,286,876
RETAIL - DISCRETIONARY — 0.7%
938,000 Bath & Body Works, Inc. 6.8750 11/01/35 923,764
465,000 ERAC USA Finance, LLC
(a)
5.2000 10/30/34 471,305
876,000 Lowe's Companies, Inc. 1.7000 10/15/30 772,191
676,000 Macy's Retail Holdings, LLC
(a)
5.8750 03/15/30 671,701
751,000 O'Reilly Automotive, Inc. 5.1000 03/12/36 741,455
3,580,416
SEMICONDUCTORS — 1.2%
1,138,000 Broadcom, Inc.
(a)
4.9260 05/15/37 1,104,522
1,010,000 Entegris Escrow Corporation
(a)
4.7500 04/15/29 999,088
995,000 Foundry JV Holdco, LLC
(a)
6.1500 01/25/32 1,039,508
311,000 Intel Corporation 3.7340 12/08/47 217,514
841,000 Intel Corporation 4.9000 08/05/52 687,593
908,000 Marvell Technology, Inc. 2.9500 04/15/31 833,622
1,206,000 Microchip Technology, Inc. 5.0500 02/15/30 1,216,767
6,098,614
SOFTWARE — 0.6%
633,000 Oracle Corporation 5.3500 05/04/33 616,438
1,115,000 Oracle Corporation 5.8750 09/26/45 962,671
859,000 Oracle Corporation 6.1250 08/03/65 715,105
701,000 Synopsys, Inc. 5.0000 04/01/32 707,318
3,001,532
SPECIALTY FINANCE — 1.8%
674,000 AerCap Ireland Capital DAC 6.1500 09/30/30 708,983
918,000 Aircastle Ltd. / Aircastle Ireland DAC
(a)
5.0000 09/15/30 916,270
1,140,000 Ally Financial, Inc.
(b)
SOFRRATE +
1.730BPS
5.5430 01/17/31 1,148,308
724,000 American Express Company
(b)
SOFRINDX +
1.320BPS
5.4420 01/30/36 737,320
543,000 Capital One Financial Corporation
(b)
SOFRRATE +
2.860BPS
6.3770 06/08/34 572,559
825,000
Ladder Capital Finance Holdings LLLP /
Ladder
(a)
7.0000 07/15/31 853,381
417,000 OneMain Finance Corporation 7.8750 03/15/30 430,612
508,000 OneMain Finance Corporation 6.1250 05/15/30 497,091
430,000 OneMain Finance Corporation 7.1250 09/15/32 424,026
1,321,000 PennyMac Financial Services, Inc.
(a)
6.7500 02/15/34 1,237,610
956,000 Starwood Property Trust, Inc.
(a)
6.5000 10/15/30 970,200
767,000 Stonebriar A.B.F Issuer, LLC
(a)
8.1250 12/15/30 793,313
9,289,673

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
STEEL — 0.1%
508,000 Commercial Metals Company
(a)
5.7500 11/15/33 $ 503,134
TECHNOLOGY HARDWARE — 0.6%
612,000 Dell International, LLC / EMC Corporation 4.7500 10/06/32 603,516
970,000 Hewlett Packard Enterprise Company 6.3500 10/15/45 969,403
749,000 Motorola Solutions, Inc. 4.8500 08/15/30 754,582
475,000 Motorola Solutions, Inc. 5.5500 08/15/35 485,809
2,813,310
TECHNOLOGY SERVICES — 0.1%
513,000 CACI International, Inc.
(a)
6.3750 06/15/33 522,550
235,000 S&P Global, Inc.
(a)
4.8000 12/04/35 230,391
752,941
TELECOMMUNICATIONS — 1.5%
959,000 APLD ComputeCo, LLC
(a)
9.2500 12/15/30 988,923
720,000 AT&T, Inc. 4.3000 02/15/30 715,563
1,570,000 AT&T, Inc. 3.5000 06/01/41 1,218,690
977,000 Black Pearl Compute, LLC
(a)
6.1250 02/15/31 995,609
969,000 Cipher Compute, LLC
(a)
7.1250 11/15/30 1,005,123
804,000 Sprint Capital Corporation 8.7500 03/15/32 956,417
1,155,000 T-Mobile USA, Inc. 6.0000 06/15/54 1,144,398
732,000 Verizon Communications, Inc. 5.8750 11/30/55 712,516
7,737,239
TOBACCO & CANNABIS — 0.2%
1,030,000 B.A.T. Capital Corp. 6.4210 08/02/33 1,117,504
TRANSPORTATION & LOGISTICS — 1.0%
742,733
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
(a)
5.7500 04/20/29 739,146
22,917
AMERICAN AIRLINES, INC./
AADVANTAGE LOYALTY IP LTD.
(a)
5.5000 04/20/26 22,949
772,000 Burlington Northern Santa Fe, LLC 4.9500 09/15/41 738,319
1,030,000 Delta Air Lines, Inc. 5.2500 07/10/30 1,037,220
540,000 Stonepeak Nile Parent, LLC
(a)
7.2500 03/15/32 563,221
509,000 United Airlines Holdings, Inc. 4.8750 03/01/29 499,116
882,000 United Airlines, Inc.
(a)
4.6250 04/15/29 865,929
4,465,900
TOTAL CORPORATE BONDS (Cost $167,699,946) 165,384,081
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
U.S. GOVERNMENT & AGENCIES — 21.0%
8,045,872 Fannie Mae Pool FA0642 2.5000 03/01/42 7,272,991
9,073,946 Fannie Mae Pool FM8686 2.5000 09/01/51 7,824,946
5,250,656 Fannie Mae Pool FS1133 4.0000 10/01/51 5,009,730
5,288,960 Fannie Mae Pool CB6081 5.5000 04/01/53 5,353,551

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
3,637,155 Fannie Mae Pool FA0202 5.5000 02/01/54 $ 3,676,237
5,567,566 Fannie Mae Pool CB8755 6.0000 06/01/54 5,714,307
7,285,965 Fannie Mae Pool FS9801 5.5000 11/01/54 7,345,618
6,331,678 Freddie Mac Pool SD6920 4.0000 04/01/47 6,114,500
9,514,921 Freddie Mac Pool SD0739 3.5000 10/01/51 8,895,126
6,607,622 Freddie Mac Pool SL0704 4.5000 03/01/53 6,438,017
5,624,211 Freddie Mac Pool SL0448 4.5000 04/01/53 5,461,333
8,478,120 Freddie Mac Pool SD3354 5.0000 06/01/53 8,407,554
444,609 Freddie Mac Pool SD3282 5.0000 06/01/53 446,371
5,729,175 Freddie Mac Pool SL0715 5.0000 10/01/54 5,682,161
6,657,032 Freddie Mac Pool QX0510 5.0000 12/01/54 6,579,857
4,399,783 Freddie Mac Pool SL1522 6.0000 02/01/55 4,560,223
3,610,074 Freddie Mac Pool SL0797 6.0000 02/01/55 3,707,336
3,142,125 Freddie Mac Pool SL0769 6.0000 02/01/55 3,258,497
3,961,249 Freddie Mac REMICS  Series 5266 ZB 4.5000 09/25/52 3,693,081
51,529 Ginnie Mae I Pool 711067 5.0000 01/15/40 52,634
650,252 Ginnie Mae II Pool 786280 4.0000 07/20/52 612,338
106,106,408
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $105,005,765) 106,106,408
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
U.S. TREASURY BONDS & NOTES — 12.5%
189,900 United States Treasury Bond 2.6250 02/15/29 183,754
473,300 United States Treasury Bond 4.0000 02/15/34 466,940
23,979,100 United States Treasury Bond 2.5000 02/15/45 16,823,775
11,110,200 United States Treasury Bond 3.3750 11/15/48 8,709,789
26,264,700 United States Treasury Bond 1.3750 08/15/50 12,848,671
9,914,100 United States Treasury Bond 4.2500 08/15/54 8,881,639
11,889,400
United States Treasury Inflation Indexed
Bonds
1.8750 07/15/35 11,988,123
59,902,691
1,878,400 United States Treasury Note/Bond 4.0000 04/30/32 1,871,686
1,248,400 United States Treasury Note/Bond 4.1250 02/15/36 1,228,991
3,100,677
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $64,255,553) 63,003,368
TOTAL INVESTMENTS - 98.5% (Cost $500,481,816) $ 497,460,124
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5% 7,460,944
NET ASSETS - 100.0% $ 504,921,068

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of March 31, 2026, the total market value of Rule 144A securities is $122,483,218 or 24.26% of net assets.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates.The reflected rate is in effect as of March 31, 2026. The maturity date reflected is the final maturity date.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
H15T1Y US Treasury Yield Curve Rate Treasury Constant Maturity Rate (1 Year)
H15T5Y US Treasury Yield Curve Rate Treasury Constant Maturity Rate (5 Year)
SOFRINDX Secured Overnight Financing Rate Index
SOFRRATE Secured Overnight Financing Rate
TSFR1M Chicago Mercantile Exchange Term Secured Overnight Finance Rate (1 Month)
TSFR3M Chicago Mercantile Exchange Term Secured Overnight Finance Rate (3 Month)
USISOA05 5 Year Secured Overnight Financing Swap Rate
USSW5 USD 5 Year Interest Rate Swap Rate

Sterling Capital Enhanced Core Bond ETF
Schedule of Futures Contracts
March 31, 2026 (Unaudited)
15
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year US Treasury
Note Future 125 07/01/2026 $ 26,039,016 $ 25,930,664 $ (108,352)
CBOT 5 Year US Treasury
Note 25 07/01/2026 2,742,575 2,704,492 (38,083)
CBOT US Treasure Bond
Futures 42 06/22/2026 4,934,664 4,782,750 (151,914)
Ultra 10-Year US Treasury
Note Futures 60 06/22/2026 6,954,840 6,810,938 (143,902)
Total Futures Contracts $ 40,671,095 $ 40,228,844 $ (442,251)